Concentration, Credit and Other Risks (Detail Textuals)		12 Months Ended
	Oct. 08, 2016 CNY (¥) Installment	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2016 CNY (¥) Customer
Legacy YOD | Yanhua Agreement
Revenue, Major Customer [Line Items]
First installments of agreement			¥ 6,500,000
Amount recognized as revenue of the first installment		¥ 6,500,000
Major Customers | Legacy YOD | Yanhua Agreement
Revenue, Major Customer [Line Items]
Minimal guarantee fee	¥ 13,000,000
Total price of the existing agreement to be transferred	13,000,000
Second installments of agreement to be paid in three months from the date when the first installment	6,500,000
Amount recognized as revenue of the first installment	¥ 6,500,000
Number Of Installments | Installment	2
Major Customers | Legacy YOD | Revenue
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer		more than 10%
Number of customers | Customer		4	4
Major Customers | Legacy YOD | Revenue | Aishang TV
Revenue, Major Customer [Line Items]
Percentage of concentration risk			22.00%
Major Customers | Legacy YOD | Revenue | Huawei
Revenue, Major Customer [Line Items]
Percentage of concentration risk			15.00%
Major Customers | Legacy YOD | Revenue | Dongfang Shijie
Revenue, Major Customer [Line Items]
Percentage of concentration risk			12.00%
Major Customers | Legacy YOD | Revenue | Bo Tai Heng Tong
Revenue, Major Customer [Line Items]
Percentage of concentration risk			10.00%
Major Customers | Legacy YOD | Revenue | Distribution partner
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer		more than 10%
Major Customers | Legacy YOD | Accounts receivables | Aishang TV
Revenue, Major Customer [Line Items]
Percentage of concentration risk			93.00%
Major Customers | Wecast Services | Revenue
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer		more than 10%	more than 10%
Number of customers | Customer		2	3
Major Customers | Wecast Services | Accounts receivables
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer		more than 10%	more than 10%
Number of customers | Customer		3	4